Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Summary of Related Party Costs
Pursuant to the terms of the agreements described above, the following table summarizes related party costs incurred and paid by us for the year ended December 31, 2021 and the nine months ended September 30, 2022, as well as any related amounts payable as of December 31, 2021 and September 30, 2022:

	Year Ended December 31, 2021			Nine Months Ended September 30, 2022
	Incurred	Paid	Payable	Incurred	Paid	Payable
Expensed
Transfer Agent fees	$967,341	$916,349	$86,992	$920,483	$938,724	$68,751
Additional paid-in capital
Transfer Agent fees	150,000	150,000	—	100,000	100,000	—
Stockholder servicing fee (1)	161,545	636,654	156,320	53,660	209,980	—
Stockholder servicing fee—SST IV (2)	1,155,887	814,908	340,979	—	—	340,979

Total	$2,434,773	$2,517,911	$584,291	$1,074,143	$1,248,704	$409,730

(1)
We paid our Dealer Manager an ongoing stockholder servicing fee that is payable monthly and accrues daily in an amount equal to 1/365 th
of 1% of the purchase price per share of the Class T Shares sold in the Primary Offering. The amount incurred during the year ended December 31, 2021 and the nine months ended September 30, 2022 represent adjustments to the estimated stockholder servicing fee recorded at the time of the sale of the Class T Shares, based on the cessation date of such stockholder servicing fee of March 31, 2022.

(2)	Represents the stockholder servicing fee liability assumed in the SST IV Merger.

Pursuant to the terms of the agreements described above, the following table summarizes related party costs incurred and paid by us for the years ended December 31, 2020 and 2021, as well as any related amounts payable as of December 31, 2020 and 2021.

	Year Ended December 31, 2020			Year Ended December 31, 2021
	Incurred	Paid	Payable	Incurred	Paid	Payable
Expensed
Transfer Agent fees	$525,108	$489,108	$36,000	$967,341	$916,349	$86,992
Additional paid-in capital
Transfer Agent expenses	—	—	—	150,000	150,000	—
Stockholder servicing fee (1)	—	645,911	631,429	161,545	636,654	156,320
Stockholder servicing fees - SST IV (2)	—	—	—	1,155,887	814,908	340,979

Total	$525,108	$1,135,019	$667,429	$2,434,773	$2,517,911	$584,291

(1)
We pay our Dealer Manager an ongoing stockholder servicing fee that is payable monthly and accrues daily in an amount equal to 1/365 th
of 1% of the purchase price per share of the Class T Shares sold in the Primary Offering. The amount incurred during the year ended December 31, 2021 represents an adjustment to the estimated stockholder servicing fee recorded at the time of the sale of the Class T Shares, based on the current estimated cessation date (March 31, 2022) of such stockholder servicing fee.

(2)	Represents the stockholder servicing fee liability assumed in the SST IV Merger.

Summary of Related Party Fees and Reimbursable Costs
Pursuant to the terms of the various agreements described above for the Managed REITs, the following summarizes the related party fees for the three and nine months ended September 30, 2022 and 2021:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
Managed REIT Platform Revenues	2022	2021	2022	2021
Asset Management:
SST IV (1)	$—	$—	$—	$716,278
SSGT II (2)	—	462,178	798,395	1,383,298
SST VI	401,078	59,290	875,618	87,335
SSGT III	50,142	—	50,142	—

	451,220	521,468	1,724,155	2,186,911
Property Management:
SST IV (1)	—	—	—	346,179
SSGT II (2)	—	202,523	407,706	499,085
SST VI	157,282	30,515	359,989	46,908
SSGT III	17,952	—	17,952	—

	175,234	233,038	785,647	892,172
Tenant Protection Program:
SST IV (1)	—	—	—	285,959
SSGT II (2)	—	158,798	250,156	425,009
SST VI	121,807	56,259	267,560	88,496
SSGT III	3,622	—	3,622	—

	125,429	215,057	521,338	799,464
Acquisition Fees:
SST VI	519,755	135,000	1,581,280	211,903
SSGT III	456,000	—	456,000	—

	975,755	135,000	2,037,280	211,903
Other Managed REIT revenue (3)	327,586	158,466	809,034	518,610

Total Managed REIT Platform Revenue	$2,055,224	$1,263,029	$5,877,454	$4,609,060

(1)
On March 17, 2021, we acquired SST IV and no longer earn such fees. Additionally, the Tenant Protection Program revenue for SST IV is now included in ancillary operating revenue in our consolidated statements of operations.

(2)
On June 1, 2022, we acquired SSGT II and no longer earn such fees. Additionally, the Tenant Protection Program revenue for SSGT II is now included in ancillary operating revenue in our consolidated statements of operations.

(3)	Such revenue primarily includes construction management fees, development fees, and other miscellaneous revenues.

Pursuant to the terms of the various agreements described above for the Managed REITs, the following summarizes the related party fees for the years ended December 31, 2021, 2020, and 2019:

Managed REIT Platform Revenues	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Advisory agreement – SST IV (1)	$716,278	$3,211,661	$1,153,137
Advisory agreement – SSGT II	1,843,769	1,210,529	310,786
Advisory agreement – SST VI	178,282	—	—
Property management agreement – SST IV (1)	346,179	1,429,632	602,162
Property management agreement – SSGT II	709,533	371,751	91,594
Property management agreement – SST VI	99,602	—	—
Tenant Protection Program revenue – SST IV (3)	285,959	893,315	—
Tenant Protection Program revenue – SSGT II	636,671	257,602	37,269
Tenant Protection Program revenue – SST VI	158,662	—	254,148
Other Managed REIT revenue (2)	1,348,035	674,140	619,210

Total	$6,322,970	$8,048,630	$3,068,306

(1)	On March 17, 2021, we acquired SST IV and no longer earn such fees.
(2)	Such revenues primarily include construction management, development fees, and other miscellaneous revenues.
(3)	On March 17, 2021, we acquired SST IV and such revenue is now included in ancillary operating revenue in our consolidated statements of operations.